TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
Summary of trade and other receivables

	December 31,	December 31,
	2021	2020
Trade receivables from third parties	233	151
Other receivables from third parties	183	9
Allowance for expected credit losses	(8)	(6)
Total trade and other receivables	408	154

Summary of movement in the allowance for expected credit losses of accounts receivable

	2021	2020
Balance at the beginning of the year	(6)	(6)
Allowance for expected credit losses	(2)	—
Balance at the end of the year	(8)	(6)